Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Trade And Other Payables
(a)
Current

	2023	2022
	S$’000	S$’000
Trade payables - non-related parties	3,012	5,070
Accrued operating expenses	6,600	7,399
Accrued employee expenses	12,767	14,395
Other payables	4,258	2,873
	26,637	29,737

(b)
Non-current

	2023	2022
	S$’000	S$’000
Trade payables - non-related parties	—	3
Accrued employee expenses	518	293
	518	296